MAJOR CUSTOMERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 CNY (¥) customer
Disaggregation of Revenue [Line Items]
Revenue	¥ 4,122,405	¥ 2,792,077	¥ 1,616,166
Revenues | Customer concentration
Disaggregation of Revenue [Line Items]
Number of contracting customers generated over 10% of the Company's total revenues | customer	3	3	3
Revenues | Customer concentration | Customer A
Disaggregation of Revenue [Line Items]
Revenue	¥ 1,010,794	¥ 563,698	¥ 318,359
Revenues | Customer concentration | Customer B
Disaggregation of Revenue [Line Items]
Revenue	712,780	490,523	166,384
Revenues | Customer concentration | Customer C
Disaggregation of Revenue [Line Items]
Revenue	¥ 535,990	¥ 376,881	¥ 163,719